Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Fees Earned from Related Parties
The following table summarizes the fees earned from these companies, prior to elimination, for the years ended December 31, 2013, 2012 and 2011, respectively (in thousands):

	2013	2012	2011
Management fees	$9,010	$11,018	$10,090
Leasing fees	2,260	3,411	4,417
Construction and development fees	5,138	4,739	6,711